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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21308

Alger China-U.S. Growth Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South, New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

ITEM 1. Schedule of Investments.

ALGER CHINA-U.S. GROWTH FUND

Schedule of Investments‡ (Unaudited) January 31, 2013

	SHARES	VALUE
COMMON STOCKS—93.8%
CHINA—21.8%
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
Anta Sports Products Ltd.	280,000	$261,755

APPAREL RETAIL—0.5%
Belle International Holdings Ltd.	107,300	239,909

AUTOMOBILE MANUFACTURERS—0.8%
Great Wall Motor Co., Ltd.	84,854	346,841

AUTOMOTIVE RETAIL—0.5%
China ZhengTong Auto Services Holdings Ltd.*	257,500	228,768

COAL & CONSUMABLE FUELS—0.9%
China Shenhua Energy Co.	90,523	390,439

CONSTRUCTION MATERIALS—0.5%
West China Cement Ltd.	1,194,000	230,937

CONSUMER FINANCE—1.4%
Chailease Holding Co., Ltd.	240,174	642,524

DIVERSIFIED BANKS—2.8%
China Construction Bank Corp.	634,657	547,474
Industrial & Commercial Bank of China Ltd.	974,646	733,937
		1,281,411
DIVERSIFIED METALS & MINING—2.8%
Jiangxi Copper Co.	154,096	418,255
Tiangong International Co., Ltd.	2,720,043	838,247
		1,256,502
ELECTRIC UTILITIES—0.8%
China Longyuan Power Group Corp.	421,000	352,853

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.8%
GCL Poly Energy Holdings Ltd.	1,011,000	276,367
Huaneng Power International, Inc.	492,000	507,520
		783,887
INTEGRATED OIL & GAS—1.6%
China Petroleum & Chemical Corp.	238,000	287,858
PetroChina Co., Ltd.	317,010	452,092
		739,950
INTERNET SOFTWARE & SERVICES—3.7%
Baidu, Inc. #*	3,400	368,220
Sina Corp. *	7,600	417,468
Tencent Holdings Ltd.	25,874	905,465
		1,691,153
LIFE & HEALTH INSURANCE—0.8%
Ping An Insurance Group Co., of China Ltd.	41,733	374,800

OIL & GAS EXPLORATION & PRODUCTION—1.0%
CNOOC Ltd.	223,020	461,261

PACKAGED FOODS & MEATS—0.5%
China Foods Ltd.	241,619	209,363

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CHINA—(CONT.)
REAL ESTATE DEVELOPMENT—0.8%
Evergrande Real Estate Group Ltd.	680,000	$360,371
TOTAL CHINA (Cost $7,243,890)		9,852,724

GERMANY—1.0%
APPLICATION SOFTWARE—1.0%
SAP AG# (Cost $346,781)	5,600	459,312

HONG KONG—20.6%
APPAREL RETAIL—0.6%
Sitoy Group Holdings Ltd.	492,115	289,354

BUILDING PRODUCTS—0.5%
Far East Global Group Ltd.*	738,000	228,384

CASINOS & GAMING—0.6%
Galaxy Entertainment Group Ltd.*	60,000	270,394

CONSTRUCTION & ENGINEERING—1.7%
China State Construction International Holdings Ltd.	572,341	751,279

CONSUMER ELECTRONICS—0.5%
Haier Electronics Group Co., Ltd.*	129,944	217,150

DIVERSIFIED BANKS—0.8%
BOC Hong Kong Holdings Ltd.	102,075	350,106

DIVERSIFIED CAPITAL MARKETS—1.2%
Digital China Holdings Ltd.	336,189	543,600

ELECTRIC UTILITIES—0.4%
Power Assets Holdings Ltd.	23,283	201,297

FOOD RETAIL—0.7%
China Resources Enterprise Ltd.	90,200	323,333

INDUSTRIAL CONGLOMERATES—1.2%
Hutchison Whampoa Ltd.	48,639	543,754

INTEGRATED TELECOMMUNICATION SERVICES—0.9%
China Unicom Hong Kong Ltd.	259,368	417,378

LIFE & HEALTH INSURANCE—1.8%
AIA Group Ltd.	197,511	785,679

OIL & GAS EXPLORATION & PRODUCTION—1.2%
Kunlun Energy Co., Ltd.	266,704	555,050

PACKAGED FOODS & MEATS—0.8%
China Mengniu Dairy Co., Ltd.	112,494	328,546

REAL ESTATE DEVELOPMENT—0.7%
China Overseas Land & Investment Ltd.	106,000	329,398

REAL ESTATE MANAGEMENT & DEVELOPMENT—4.7%
Cheung Kong Holdings Ltd.	35,812	586,912
Cheung Kong Infrastructure Holdings Ltd.	75,510	476,115
China Overseas Grand Oceans Group Ltd.	442,797	613,208

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HONG KONG—(CONT.)
Wharf Holdings Ltd.	53,943	$476,110
		2,152,345
SPECIALIZED FINANCE—0.8%
Hong Kong Exchanges and Clearing Ltd.	18,850	358,024

WIRELESS TELECOMMUNICATION SERVICES—1.5%
China Mobile Ltd.	61,841	680,180
TOTAL HONG KONG (Cost $7,658,907)		9,325,251

INDIA—0.6%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Tata Motors Ltd.# (Cost $291,346)	11,952	330,233

ISRAEL—0.5%
SEMICONDUCTORS—0.5%
EZchip Semiconductor Ltd.* (Cost $239,454)	7,450	229,386

ITALY—0.9%
APPAREL RETAIL—0.9%
Prada SpA (Cost $326,828)	46,746	420,122

JAPAN—1.3%
APPAREL RETAIL—1.3%
Fast Retailing Co., Ltd. (Cost $261,325)	2,000	526,656

LUXEMBOURG—0.2%
SPECIALTY STORES—0.2%
L’Occitane International SA (Cost $112,965)	35,400	106,355

MALAYSIA—0.7%
HEALTH CARE PROVIDERS & SERVICE—0.7%
IHH Healthcare Bhd* (Cost $293,959)	292,428	315,430

MONGOLIA—0.6%
DIVERSIFIED METALS & MINING—0.6%
Mongolian Mining Corp.* (Cost $277,264)	535,500	265,149

NETHERLANDS—2.6%
INTEGRATED OIL & GAS—1.6%
Royal Dutch Shell PLC#	10,350	729,882

	SHARES	VALUE
COMMON STOCKS—(CONT.)
NETHERLANDS—(CONT.)
SEMICONDUCTOR EQUIPMENT—1.0%
ASML Holding NV#	6,326	$475,019
TOTAL NETHERLANDS (Cost $1,100,535)		1,204,901

SPAIN—0.3%
APPAREL RETAIL—0.3%
Inditex SA (Cost $91,749)	950	133,138

SWEDEN—0.6%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Volvo AB# (Cost $249,857)	18,250	268,823

TAIWAN—5.4%
COMPUTER HARDWARE—0.6%
Wistron Corp.	223,000	258,266

ELECTRONIC COMPONENTS—0.6%
Delta Electronics, Inc.	69,000	250,017

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.2%
TPK Holding Co., Ltd.	32,000	550,491

OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
Fubon Financial Holding Co., Ltd.	165,000	210,930

PERSONAL PRODUCTS—0.8%
Ginko International Co., Ltd.	28,000	354,622

SEMICONDUCTORS—1.7%
Career Technology MFG. Co., Ltd.	211,000	268,662
Epistar Corp.	139,544	265,101
Orise Technology Co., Ltd.	183,000	245,095
		778,858
TOTAL TAIWAN (Cost $2,350,428)		2,403,184

UNITED STATES—36.7%
AIR FREIGHT & LOGISTICS—1.2%
United Parcel Service, Inc., Cl. B	6,650	527,279

AIRLINES—0.5%
United Continental Holdings, Inc.*	9,300	224,595

APPAREL ACCESSORIES & LUXURY GOODS—1.1%
PVH Corp.	3,000	356,610
Ralph Lauren Corp.	800	133,184
		489,794
AUTOMOBILE MANUFACTURERS—0.8%
Ford Motor Co.	30,900	400,155

	SHARES	VALUE
COMMON STOCKS—(CONT.)
UNITED STATES—(CONT.)
CASINOS & GAMING—1.2%
Las Vegas Sands Corp.	9,950	$549,737

COMMUNICATIONS EQUIPMENT—2.9%
Cisco Systems, Inc.	27,150	558,476
QUALCOMM, Inc.	11,100	732,933
		1,291,409
COMPUTER HARDWARE—3.6%
Apple, Inc.	3,600	1,639,116

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
Caterpillar, Inc.	2,750	270,572
Cummins, Inc.	1,000	114,830
		385,402
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Mastercard, Inc., Cl. A	950	492,480

DISTILLERS & VINTNERS—0.6%
Beam, Inc.	4,700	288,298

DIVERSIFIED METALS & MINING—0.8%
Cliffs Natural Resources, Inc.	9,700	361,907

FERTILIZERS & AGRICULTURAL CHEMICALS—0.4%
Monsanto Co.	1,950	197,633

FOOTWEAR—1.0%
NIKE, Inc., Cl. B	8,350	451,318

HOUSEHOLD PRODUCTS—0.5%
Procter & Gamble Co., /The	3,100	232,996

INDUSTRIAL MACHINERY—1.5%
SPX Corp.	9,000	671,670

INTERNET SOFTWARE & SERVICES—0.2%
Facebook, Inc.*	2,750	85,168

IT CONSULTING & OTHER SERVICES—2.3%
International Business Machines Corp.	5,050	1,025,504

MOTORCYCLE MANUFACTURERS—1.4%
Harley-Davidson, Inc.	12,100	634,282

MOVIES & ENTERTAINMENT—1.3%
News Corp., Cl. A	20,500	568,670

OIL & GAS EQUIPMENT & SERVICES—1.3%
Baker Hughes, Inc.	5,500	245,960
National Oilwell Varco, Inc.	4,700	348,458
		594,418
OIL & GAS EXPLORATION & PRODUCTION—1.2%
Anadarko Petroleum Corp.	6,650	532,133

PHARMACEUTICALS—4.1%
Actavis, Inc. *	4,550	393,075
Johnson & Johnson	15,650	1,156,847

	SHARES	VALUE
COMMON STOCKS—(CONT.)
UNITED STATES—(CONT.)
Mylan, Inc. *	11,300	$319,451
		1,869,373
REAL ESTATE SERVICES—0.7%
CBRE Group, Inc.*	15,350	331,253

RESTAURANTS—0.8%
McDonald’s Corp.	4,000	381,160

SEMICONDUCTORS—2.5%
Altera Corp.	10,250	342,555
Inphi Corp. *	56,800	456,104
Skyworks Solutions, Inc. *	14,650	350,721
		1,149,380
SOFT DRINKS—1.1%
PepsiCo, Inc.	7,100	517,235

SPECIALTY CHEMICALS—1.7%
Celanese Corp.	3,100	145,328
Rockwood Holdings, Inc.	11,250	615,713
		761,041
TOTAL UNITED STATES (Cost $12,353,855)		16,653,406

TOTAL COMMON STOCKS (Cost $33,199,143)		42,494,070

EXCHANGE TRADED FUND—1.0%
HONG KONG—1.0%
MARKET INDICES—1.0%
CSOP FTSE China A50 HKD ETF* (Cost $400,705)	305,000	443,616

Master Limited Partnership—1.1%
UNITED STATES—1.1%
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
KKR & Co., LP	29,800	503,024

REAL ESTATE INVESTMENT TRUST—1.1%
HONG KONG—1.1%
RETAIL—1.1%
Link REIT, /The (Cost $298,781)	93,005	482,093

Total Investments (Cost $34,330,004)(a)	97.0%	43,922,803
Other Assets in Excess of Liabilities	3.0	1,356,275
NET ASSETS	100.0%	$45,279,078

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $35,105,322, amounted to $8,817,480 which consisted of aggregate gross unrealized appreciation of $10,095,388 and aggregate gross unrealized depreciation of $1,277,908.

See Notes to Schedule of Investments.

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

Alger China-U.S. Growth Fund (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities that are economically tied to China (including Hong Kong and Taiwan) or the United States.  The Fund offers Class A shares and Class C shares.  Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge.  Each class has identical rights to assets and earnings except that each share class bears the cost of its plan of distribution and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s valuation techniques are generally consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

The Committee meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Fund will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in the Fund’s Schedule of Investments.  The following is a summary of the inputs used as of

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

October 31, 2012 in valuing the Fund’s investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate.

Alger China-U.S. Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$6,515,558	$6,515,558	—	—
Consumer Staples	2,254,393	2,254,393	—	—
Energy	4,003,133	4,003,133	—	—
Financials	7,720,441	7,720,441	—	—
Health Care	2,184,803	2,184,803	—	—
Industrials	3,931,419	3,931,419	—	—
Information Technology	10,375,559	10,375,559	—	—
Materials	3,073,169	3,073,169	—	—
Telecommunication Services	1,097,558	1,097,558	—	—
Utilities	1,338,037	1,338,037	—	—
TOTAL COMMON STOCKS	$42,494,070	$42,494,070	—	—
EXCHANGE TRADED FUND
Market Indices	$443,616	$443,616	—	—
MASTER LIMITED PARTNERSHIP
Financials	$503,024	$503,024	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$482,093	$482,093	—	—
TOTAL INVESTMENTS IN SECURITIES	$43,922,803	$43,922,803	—	—

On January 31, 2013 there were no transfers of securities between Level 1 and Level 2.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

Options—The Fund seeks to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Fund invests in a broadly

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Fund purchases call options to increase its exposure to stock market risk and also provide diversification of risk.  The Fund purchases put options in order to protect from significant market declines that may occur over a short period of time.  The Fund can write covered call and cash secured put options to generate cash flows while reducing the volatility of the Fund’s portfolio.  The cash flows may be an important source of the Fund’s return, although written call options may reduce the Fund’s ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Fund with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

There were no derivative transactions for the period ended January 31, 2013.

NOTE 5 — Recent Accounting Pronouncements:

In December 2011, the Financial Accounting Standard Board issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which provides guidance regarding balance sheet offsetting disclosures.  The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS.  The new guidance is effective for annual reporting periods beginning on or after January 1, 2013. The Fund does not believe that this will have a material impact on the financial statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger China-U.S. Growth Fund

By	/s/Hal Liebes

Hal Liebes

President

Date: April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: April 1, 2013

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: April 1, 2013